Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Accounts Payable and Accrued Liabilities

	As at December 31,
	2017	2016
Trade payables	23,879	28,180
Accrued liabilities	18,692	4,012
Amounts payable to BC Hydro	4,764	—
Advance payments	—	1,163
Payables to related parties (Note 26c)	47	61

	47,382	33,416